Cover	Mar. 26, 2024	Mar. 22, 2024
Cover [Abstract]
Document Type		8-K
Document Period End Date	Mar. 26, 2024	Mar. 26, 2024
Entity Registrant Name		ASCEND WELLNESS HOLDINGS, INC.
Amendment Flag		false
Entity Central Index Key		0001756390
Entity Incorporation, State or Country Code		DE
Entity File Number		333-254800
Entity Tax Identification Number		83-0602006
Entity Address, Address Line One		1411 Broadway
Entity Address, Address Line Two		16th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10018
City Area Code		646
Local Phone Number		661-7600
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false